Accruals and other payables	12 Months Ended
Feb. 28, 2025
Payables and Accruals [Abstract]
Accruals and other payables

9 Accruals and other payables

	As of February 29, 2024	As of February 28, 2025	As of February 28, 2025
	S$	S$	US$

Accruals	3,494	17,550	13,006
Salary and related payable	-	43,165	31,990
Other payables	21,850	524,313	388,568
Total	25,344	585,028	433,564

Other payables of S$524,313 (US$388,568) as of February 28, 2025, primarily came from a S$500,000 advance collected from a client for an event that was subsequently postponed. This amount will be repaid if the event is eventually cancelled.